SUBSEQUENT EVENTS - Senior Secured Convertible Promissory Note (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 16, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 30, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Annual Interest rate		10.00%	10.00%
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Senior Secured Convertible Promissory Note (Subsequent Note)
Subsequent Event [Line Items]
Aggregate amount of pre-paid advances note				$ 3,000
Aggregate purchase price				$ 2,790
Subsequent event | Senior Secured Convertible Promissory Note (Subsequent Note)
Subsequent Event [Line Items]
Aggregate amount of pre-paid advances note	$ 3,000
Aggregate purchase price	$ 2,790
Original issue discount (%)	7.00%
Term of note	15 months
Annual Interest rate	10.00%
Common stock, par value (in dollars per share)	$ 0.0001
Conversion price	10
Conversion floor price	$ 0.7176
Reduced conversion floor price (being % of average volume weighted average price	20.00%
Debt redemption premium (%)	10.00%
Percentage of lowest Average Volume Weighted Average Price of common stock (%)	90.00%
Subsequent event | Senior Secured Convertible Promissory Note (Subsequent Note) | Minimum
Subsequent Event [Line Items]
Maximum ownership (%), excess over which will not give rise to right to conversions	4.99%
Subsequent event | Senior Secured Convertible Promissory Note (Subsequent Note) | Maximum
Subsequent Event [Line Items]
Maximum ownership (%), excess over which will not give rise to right to conversions	9.99%
Subsequent event | Senior Secured Convertible Promissory Note (Subsequent Note) | Event of Default
Subsequent Event [Line Items]
Annual Interest rate	18.00%